LONG-TERM DEBT	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT
Long-term debt consisted of the following:

	December 31,
	2014	2013
	(In thousands)
Variable rate senior secured revolving credit facility (2.67% at December 31, 2014 and 2.42% at December 31, 2013) due November 2018	$208,000	$286,000
5.50% Senior unsecured notes due August 2022	300,000	—
7.50% Senior unsecured notes due July 2021	300,000	300,000
Total long-term debt	$808,000	$586,000

The aggregate amount of our debt maturities during each of the years after December 31, 2014 are as follows:

Long-term debt
(In thousands)
2015	$—
2016	—
2017	—
2018	208,000
2019	—
Thereafter	600,000
Total long-term debt	$808,000

Revolving Credit Facility. We have a senior secured revolving credit facility which allows for revolving loans, letters of credit and swingline loans (the "revolving credit facility"). The revolving credit facility has a $700.0 million borrowing capacity, matures in November 2018, and includes a $200.0 million accordion feature. It is secured by the membership interests of Summit Holdings and those of its subsidiaries. Substantially all of Summit Holdings' and its subsidiaries' assets are pledged as collateral under the revolving credit facility. The revolving credit facility, and Summit Holdings' obligations, are guaranteed by SMLP and each of its subsidiaries.
Borrowings under the revolving credit facility bear interest at the London Interbank Offered Rate ("LIBOR") or an Alternate Base Rate ("ABR") plus an applicable margin ranging from 0.75% to 1.75% for ABR borrowings and 1.75% to 2.75% for LIBOR borrowings, with the commitment fee ranging from 0.30% to 0.50% in each case based on our relative leverage at the time of determination. At December 31, 2014, the applicable margin under LIBOR borrowings was 2.50%, the interest rate was 2.67% and the unused portion of the revolving credit facility totaled $492.0 million (subject to a commitment fee of 0.500%).
The revolving credit agreement contains affirmative and negative covenants customary for credit facilities of its size and nature that, among other things, limit or restrict the ability to: (i) incur additional debt; (ii) make investments; (iii) engage in certain mergers, consolidations, acquisitions or sales of assets; (iv) enter into swap agreements and power purchase agreements; (v) enter into leases that would cumulatively obligate payments in excess of $30.0 million over any 12-month period; and (vi) prohibits the payment of distributions by Summit Holdings if a default then exists or would result therefrom, and otherwise limits the amount of distributions Summit Holdings can make. In addition, the revolving credit facility requires Summit Holdings to maintain a ratio of consolidated trailing 12-month earnings before interest, income taxes, depreciation and amortization ("EBITDA," as defined in the credit agreement) to net interest expense of not less than 2.5 to 1.0 (as defined in the credit agreement) and a ratio of total net indebtedness to consolidated trailing 12-month EBITDA of not more than 5.0 to 1.0, or not more than 5.5 to 1.0 for up to 270 days following certain acquisitions.
As of December 31, 2014, we were in compliance with the covenants in the revolving credit facility. There were no defaults or events of default during the year ended December 31, 2014.
Senior Notes. On July 15, 2014, Summit Holdings and its 100% owned finance subsidiary, Summit Midstream Finance Corp. ("Finance Corp.," together with Summit Holdings, the "Co-Issuers"), co-issued $300.0 million of 5.50% senior unsecured notes maturing August 15, 2022 (the "5.5% senior notes"). In June 2013, the Co-Issuers co-issued $300.0 million of 7.50% senior unsecured notes maturing July 1, 2021 (the "7.5% senior notes").
SMLP and all of its subsidiaries other than the Co-Issuers (the "Guarantors") have fully and unconditionally and jointly and severally guaranteed the 5.5% senior notes and the 7.5% senior notes. SMLP has no independent assets or operations. Summit Holdings has no assets or operations other than its ownership of its wholly owned subsidiaries and activities associated with its borrowings under the revolving credit facility, the 5.5% senior notes and the 7.5% senior notes. Finance Corp. has no independent assets or operations and was formed for the sole purpose of being a co-issuer of certain of Summit Holdings' indebtedness, including the 5.5% senior notes and the 7.5% senior notes. There are no significant restrictions on the ability of SMLP or Summit Holdings to obtain funds from its subsidiaries by dividend or loan.
5.5% Senior Notes. We will pay interest on the 5.5% senior notes semi-annually in cash in arrears on February 15 and August 15 of each year, commencing February 15, 2015. The 5.5% senior notes are senior, unsecured obligations and rank equally in right of payment with all of our existing and future senior obligations. The 5.5% senior notes are effectively subordinated in right of payment to all of our secured indebtedness, to the extent of the collateral securing such indebtedness. We used the proceeds from the issuance of the 5.5% senior notes to repay a portion of the balance outstanding under our revolving credit facility.
At any time prior to August 15, 2017, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 5.5% senior notes at a redemption price of 105.500% of the principal amount of the 5.5% senior notes, plus accrued and unpaid interest, if any, to the redemption date, with an amount not greater than the net cash proceeds of certain equity offerings. On and after August 15, 2017, the Co-Issuers may redeem all or part of the 5.5% senior notes at a redemption price of 104.125% (with the redemption premium declining ratably each year to 100.000% on and after August 15, 2020), plus accrued and unpaid interest, if any. Debt issuance costs of $5.1 million, recognized in other noncurrent assets, are being amortized over the life of the senior notes.
The 5.5% senior notes' indenture restricts SMLP’s and the Co-Issuers’ ability and the ability of certain of their subsidiaries to: (i) incur additional debt or issue preferred stock; (ii) make distributions, repurchase equity or redeem subordinated debt; (iii) make payments on subordinated indebtedness; (iv) create liens or other encumbrances; (v) make investments, loans or other guarantees; (vi) sell or otherwise dispose of a portion of their assets; (vii) engage in transactions with affiliates; and (viii) make acquisitions or merge or consolidate with another entity. These covenants are subject to a number of important exceptions and qualifications. At any time when the senior notes are rated investment grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default or event of default under the indenture has occurred and is continuing, many of these covenants will terminate.
The 5.5% senior notes' indenture provides that each of the following is an event of default: (i) default for 30 days in the payment when due of interest on the 5.5% senior notes; (ii) default in the payment when due of the principal of, or premium, if any, on the 5.5% senior notes; (iii) failure by the Co-Issuers or SMLP to comply with certain covenants relating to mergers and consolidations, change of control or asset sales; (iv) failure by SMLP for 180 days after notice to comply with certain covenants relating to the filing of reports with the SEC; (v) failure by the Co-Issuers or SMLP for 30 days after notice to comply with any of the other agreements in the indenture; (vi) specified defaults under any mortgage, indenture or instrument under which there may be issued or by which there may be secured or evidenced any indebtedness for money borrowed by SMLP or any of its restricted subsidiaries (or the payment of which is guaranteed by SMLP or any of its restricted subsidiaries); (vii) failure by SMLP or any of its restricted subsidiaries to pay certain final judgments aggregating in excess of $20.0 million; (viii) except as permitted by the indenture, any guarantee of the senior notes shall cease for any reason to be in full force and effect or any guarantor, or any person acting on behalf of any guarantor, shall deny or disaffirm its obligations under its guarantee of the senior notes; and (ix) certain events of bankruptcy, insolvency or reorganization described in the indenture. In the case of an event of default as described in the foregoing clause (ix), all outstanding 5.5% senior notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 5.5% senior notes may declare all the 5.5% senior notes to be due and payable immediately.
As of December 31, 2014, we were in compliance with the covenants for the 5.5% senior notes. There were no defaults or events of default for the 5.5% senior notes during the period from issuance through December 31, 2014.
7.5% Senior Notes. The 7.5% senior notes were sold within the United States only to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and outside the United States only to non-U.S. persons in reliance on Regulation S under the Securities Act.
We pay interest on the 7.5% senior notes semi-annually in cash in arrears on January 1 and July 1 of each year. The 7.5% senior notes are senior, unsecured obligations and rank equally in right of payment with all of our existing and future senior obligations. The 7.5% senior notes are effectively subordinated in right of payment to all of our secured indebtedness, to the extent of the collateral securing such indebtedness. We used the proceeds from the issuance of the 7.5% senior notes to repay a portion of the balance outstanding under our revolving credit facility.
Effective as of April 7, 2014, all of the holders of our 7.5% senior notes exchanged their unregistered senior notes and the guarantees of those notes for registered notes and guarantees. The terms of the registered senior notes are substantially identical to the terms of the unregistered senior notes, except that the transfer restrictions, registration rights and provisions for additional interest relating to the unregistered senior notes do not apply to the registered senior notes.
At any time prior to July 1, 2016, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 7.5% senior notes at a redemption price of 107.500% of the principal amount of the 7.5% senior notes, plus accrued and unpaid interest, if any, to the redemption date, with an amount not greater than the net cash proceeds of certain equity offerings. On and after July 1, 2016, the Co-Issuers may redeem all or part of the 7.5% senior notes at a redemption price of 105.625% (with the redemption premium declining ratably each year to 100.000% on and after July 1, 2019), plus accrued and unpaid interest, if any. Debt issuance costs of $7.4 million, recognized in other noncurrent assets, are being amortized over the life of the senior notes.
The 7.5% senior notes indenture restricts SMLP’s and the Co-Issuers’ ability and the ability of certain of their subsidiaries to: (i) incur additional debt or issue preferred stock; (ii) make distributions, repurchase equity or redeem subordinated debt; (iii) make payments on subordinated indebtedness; (iv) create liens or other encumbrances; (v) make investments, loans or other guarantees; (vi) sell or otherwise dispose of a portion of their assets; (vii) engage in transactions with affiliates; and (viii) make acquisitions or merge or consolidate with another entity. These covenants are subject to a number of important exceptions and qualifications. At any time when the senior notes are rated investment grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default or event of default under the indenture has occurred and is continuing, many of these covenants will terminate.
The 7.5% senior notes indenture provides that each of the following is an event of default: (i) default for 30 days in the payment when due of interest on the 7.5% senior notes; (ii) default in the payment when due of the principal of, or premium, if any, on the 7.5% senior notes; (iii) failure by the Co-Issuers or SMLP to comply with certain covenants relating to mergers and consolidations, change of control or asset sales; (iv) failure by SMLP for 180 days after notice to comply with certain covenants relating to the filing of reports with the SEC; (v) failure by the Co-Issuers or SMLP for 30 days after notice to comply with any of the other agreements in the indenture; (vi) specified defaults under any mortgage, indenture or instrument under which there may be issued or by which there may be secured or evidenced any indebtedness for money borrowed by SMLP or any of its restricted subsidiaries (or the payment of which is guaranteed by SMLP or any of its restricted subsidiaries); (vii) failure by SMLP or any of its restricted subsidiaries to pay certain final judgments aggregating in excess of $20.0 million; (viii) except as permitted by the indenture, any guarantee of the senior notes shall cease for any reason to be in full force and effect or any guarantor, or any person acting on behalf of any guarantor, shall deny or disaffirm its obligations under its guarantee of the 7.5% senior notes; and (ix) certain events of bankruptcy, insolvency or reorganization described in the indenture. In the case of an event of default as described in the foregoing clause (ix), all outstanding 7.5% senior notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 7.5% senior notes may declare all the 7.5% senior notes to be due and payable immediately.
As of December 31, 2014, we were in compliance with the covenants for the 7.5% senior notes. There were no defaults or events of default during the year ended December 31, 2014.